11) Income from insurance and pension plans	12 Months Ended
Dec. 31, 2020
Income From Insurance And Pension Plans
11) Income from insurance and pension plans

11)       Income from insurance and pension plans

	R$ thousand
	Years ended December 31
	2020	2019	2018
Written premiums	65,335,387	67,835,874	62,736,288
Supplemental pension plan contributions	3,390,768	3,954,904	4,441,813
Ceded coinsurance premiums	(66,647)	(62,903)	(47,232)
Refunded premiums	(179,660)	(467,546)	(769,311)
Reinsurance premiums paid	(69,347)	(68,919)	(91,463)
Written premiums net of reinsurance and coinsurance	68,410,501	71,191,410	66,270,095

Changes in the provision for insurance	(27,442,202)	(29,047,959)	(25,837,488)
Changes in the provision for private pension plans	(2,540,927)	(2,988,568)	(3,571,734)
Changes in the insurance technical provisions and pension plans	(29,983,129)	(32,036,527)	(29,409,222)

Reported indemnities	(27,333,375)	(28,009,648)	(26,463,800)
Claims expenses	(32,153)	(117,705)	(67,298)
Recovery of ceded coinsurance	150,456	160,443	117,703
Recovery of reinsurance	17,595	50,237	18,786
Salvage recoveries	530,509	589,906	491,559
Changes in the IBNR provision	(979,399)	(324,069)	(121,320)
Retained claims	(27,646,367)	(27,650,836)	(26,024,370)

Commissions on premiums	(2,779,012)	(2,728,176)	(2,655,101)
Recovery of commissions	5,073	5,855	12,411
Fees	(319,105)	(422,952)	(353,139)
Brokerage expenses - private pension plans	(133,786)	(101,626)	(125,770)
Changes in deferred commissions	24,532	(2,209)	(58,032)
Selling expenses for insurance and pension plans	(3,202,298)	(3,249,108)	(3,179,631)

Gross profit from insurance and pension plans	7,578,707	8,254,939	7,656,872